Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST VIII
Central Index Key	0000819673
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Feb. 28, 2014
MFS® Strategic Income Fund | A
Risk/Return:
Trading Symbol	MFIOX
MFS® Strategic Income Fund | B
Risk/Return:
Trading Symbol	MIOBX
MFS® Strategic Income Fund | C
Risk/Return:
Trading Symbol	MIOCX
MFS® Strategic Income Fund | I
Risk/Return:
Trading Symbol	MFIIX